SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                                  Organization, Segmented Information and Basis of Presentation

                                                Organization

MI Developments Inc. (“MID” or the “Company”) is the successor to Magna International Inc.’s (“Magna”) real estate division, which prior to its spin-off from Magna on August 29, 2003 was organized as an autonomous business unit within Magna. MID was formed as a result of four companies that amalgamated on August 29, 2003 under the Business Corporations Act (Ontario): 1305291 Ontario Inc., 1305272 Ontario Inc., 1276073 Ontario Inc. and MID. These companies were wholly-owned subsidiaries of Magna and held Magna’s real estate division and the controlling interest in Magna Entertainment Corp. (“MEC”). Class A Subordinate Voting Shares and Class B Shares were distributed to the shareholders of Magna of record on August 29, 2003 on the basis of one Class A Subordinate Voting Share for every two Class A Subordinate Voting Shares of Magna held, and one Class B Share for every two Class B Shares of Magna held. MID also acquired Magna’s controlling interest in MEC as a result of this spin-off transaction.

On March 5, 2009 (the “Petition Date”), MEC and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Court”) and were granted recognition of the Chapter 11 proceedings from the Ontario Superior Court of Justice under section 18.6 of the Companies’ Creditors Arrangement Act in Canada. On February 18, 2010, MID announced that MEC had filed the Joint Plan of Affiliated Debtors, an agreement amongst the Official Committee of Unsecured Creditors (the “Creditors’ Committee”), MID and MI Developments US Financing Inc. pursuant to the Bankruptcy Code (as amended, the “Plan”) and related Disclosure Statement in connection with the MEC Chapter 11 proceedings. The Plan provided, among other things, that the assets of MEC remaining after certain asset sales were to be transferred to MID, including, among other assets, Santa Anita Park, Golden Gate Fields, Gulfstream Park (including MEC’s interest in The Village at Gulfstream Park™, a joint venture between MEC and Forest City Enterprises, Inc.), Portland Meadows, AmTote International, Inc. (“AmTote”) and XpressBet®, Inc. (“XpressBet”). On March 23, 2010, the Plan was amended to include the transfer of The Maryland Jockey Club (“MJC”) to MID (together with the assets referred to in the preceding sentence, the “MEC Transferred Assets”). On April 30, 2010, the closing conditions of the Plan were satisfied or waived, and the Plan became effective following the close of business on April 30, 2010 (note 2).

On June 30, 2011, the Company completed a court-approved plan of arrangement (the “Arrangement”) under the Business Corporations Act (Ontario) which eliminated MID’s dual class share capital structure through which Mr. Frank Stronach and his family controlled MID (the “Stronach Shareholder”). Definitive agreements with respect to the Arrangement were entered into by the Company on January 31, 2011. The Arrangement was approved on March 29, 2011 by 98.08% of the votes cast by shareholders at the annual general and special meeting and on March 31, 2011, the Ontario Superior Court of Justice issued a final order approving the Arrangement. The Arrangement eliminated MID’s dual class share capital structure through:

i)                                         the purchase for cancellation of 363,414 Class B Shares held by the Stronach Shareholder upon the transfer to the Stronach Shareholder of the Company’s Racing & Gaming Business including $20 million of working capital at January 1, 2011, substantially all of the Company’s lands held for development and associated assets and liabilities (MID was granted an option to purchase at fair value certain of these development lands if needed to expand the Company’s income producing properties), a property located in the United States, an income producing property located in Canada which is also currently MID’s Head Office and cash in the amount of $8.5 million. In addition, the Stronach Shareholder received a 50% interest in the note receivable and cash proceeds from the sale of Lone Star LP (note 2), a 50% interest in any future payments under a holdback agreement relating to MEC’s prior sale of The Meadows racetrack (note 2) and a second right of refusal (behind Magna’s first right of refusal) in respect of certain properties owned by MID and leased to Magna in Oberwaltersdorf, Austria and Aurora, Canada (the assets and liabilities transferred to the Stronach Shareholder pursuant to the Arrangement are collectively referred to as the “Arrangement Transferred Assets & Business”); and

ii)                                      the purchase for cancellation by MID of each of the other 183,999 Class B Shares in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share, which following cancellation of the Class B Shares and together with the then outstanding Class A Subordinate Voting Shares were renamed Common Shares.

Segmented Information and Discontinued Operations

The Company’s reportable segments reflect the manner in which the Company is organized and managed by its senior management. Subsequent to the effective date of the Plan on April 30, 2010 until the completion of the Arrangement on June 30, 2011, the Company’s operations were segmented between the “Real Estate Business” and the “Racing & Gaming Business”. The Company’s reportable segments were determined based upon the distinct nature of their operations and that each segment offered different services and was managed separately. Prior to the deconsolidation of MEC at the Petition Date on March 5, 2009, the Company’s operations were segmented in the Company’s internal financial reports between wholly-owned operations (“Real Estate Business”) and publicly-traded operations (“MEC”). This segregation of operations between wholly-owned and publicly-traded operations recognized the fact that, in the case of the Real Estate Business, the Company’s Board of Directors (the “Board”) and executive management have direct responsibility for the key operating, financing and resource allocation decisions, whereas, in the case of MEC, such responsibility resided with MEC’s separate Board of Directors and executive management. However, as a result of the Arrangement noted above, the financial position and results of operations of the Arrangement Transferred Assets & Business have been presented as discontinued operations (note 20) and, as such, have been excluded from continuing operations for all periods presented. Accordingly, the Company’s single reportable segment pertains to the Real Estate Business’ income producing properties.

The Company’s lands held for development and associated assets and liabilities, a property located in the United States and an income producing property located in Canada were previously presented in the Real Estate Business segment and have been presented as discontinued operations for the years ended December 31, 2011, 2010 and 2009.

Real Estate Business

The Company’s real estate operations are engaged primarily in the acquisition, development, construction, leasing, management and ownership of a predominantly industrial rental portfolio. At December 31, 2011, the Company’s real estate portfolio consists of 105 income producing industrial and commercial properties, representing 27.9 million square feet of leaseable area located in nine countries: Canada, the United States, Mexico, Austria, Germany, the Czech Republic, the United Kingdom, Spain and Poland. Substantially all of these real estate assets are leased to Magna’s automotive operating subsidiaries.

Racing & Gaming Business

As a result of the Plan, following the close of business on April 30, 2010, MID became the owner and operator of horse racetracks and a supplier, via simulcasting, of live horse racing content to the inter-track, off-track and account wagering markets.

As a result of the Arrangement, the Racing & Gaming Business is included in discontinued operations (note 20). The Racing & Gaming Business owned and operated four thoroughbred racetracks located in the United States, as well as the simulcast wagering venues at these tracks, including: Santa Anita Park, Golden Gate Fields, Gulfstream Park (which includes a casino with alternative gaming machines) and Portland Meadows; XpressBet®, a United States based national account wagering business; AmTote, a provider of totalisator services to the pari-mutuel industry; and a thoroughbred training centre in Palm Meadows, Florida. The Racing & Gaming Business also included: a 50% joint venture interest in The Village at Gulfstream Park™, an outdoor shopping and entertainment centre located adjacent to Gulfstream Park; a 50% joint venture interest in HRTV, LLC, which owns Horse Racing TV®, a television network focused on horse racing; a 51% interest in Maryland RE & R LLC, a joint venture with real estate and racing operations in Maryland, including Pimlico Race Course, Laurel Park and a thoroughbred training centre and a 49% joint venture interest in Laurel Gaming LLC, a joint venture established to pursue gaming opportunities at the Maryland properties.

Prior to the deconsolidation of MEC at the Petition Date, MEC’s operations primarily included the operation and management of seven thoroughbred racetracks, one standardbred racetrack and two racetracks that ran both thoroughbred and quarter horse meets, as well as the simulcast wagering venues at these tracks. Certain of these racetracks were acquired by MID on April 30, 2010 (note 2). Three of the racetracks owned or operated by MEC (two in the United States and one in Austria) included casino operations with alternative gaming machines. MEC also owned and operated XpressBet®, AmTote, three thoroughbred training centres, joint venture interests in The Village at Gulfstream Park™ and HRTV, LLC, and production facilities in Austria and in North Carolina for StreuFex™, a straw-based horse bedding product. In addition to racetracks, MEC’s real estate portfolio included a residential development in Austria.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in U.S. dollars following United States generally accepted accounting principles (“U.S. GAAP”).

(b)                                  Consolidated Financial Statements

The accompanying consolidated financial statements include the accounts of MID and its subsidiaries (references to “MID” or the “Company” include MID’s subsidiaries). All significant intercompany balances and transactions have been eliminated.

(c)                                  Comparative Amounts

The Company has reordered the consolidated balance sheet as at December 31, 2010. In addition, property operating costs and certain expenses have been reclassified in the consolidated statements of income (loss) for the years ended December 31, 2010 and 2009 to conform to the current year’s presentation.

(d)                                  Deconsolidation of MEC

As a result of the MEC Chapter 11 filing on the Petition Date as described above, the Company concluded that, under U.S. GAAP, it ceased to have the ability to exert control over MEC on or about the Petition Date. Accordingly, the Company’s investment in MEC was deconsolidated from the Company’s results beginning on the Petition Date.

Prior to the Petition Date, MEC’s results were consolidated with the Company’s results, with outside ownership accounted for as a noncontrolling interest. As of the Petition Date, the Company’s consolidated balance sheet included MEC’s net assets of $84.3 million. As of the Petition Date, the Company’s total equity also included accumulated other comprehensive income of $19.8 million and a noncontrolling interest of $18.3 million related to MEC.

Upon deconsolidation of MEC, the Company recorded a $46.7 million reduction to the carrying values of its investment in, and amounts due from, MEC, which is computed as follows:

Reversal of MEC’s net assets	$(84,345)
Reclassification to income of MEC’s accumulated other comprehensive income (note 12)	19,850
Reclassification to income of the noncontrolling interest in MEC (note 13)	18,322
(46,173)
Fair value adjustment to loans receivable from MEC	(504)
Deconsolidation adjustment to the carrying values of MID’s investment in, and amounts due from, MEC	$(46,677)

U.S. GAAP requires the carrying values of any investment in, and amounts due from, a deconsolidated subsidiary to be adjusted to their fair value at the date of deconsolidation. In light of the significant uncertainty, at the Petition Date, as to whether MEC shareholders, including MID, would receive any recovery at the conclusion of MEC’s Chapter 11 process, the carrying value of MID’s equity investment in MEC was reduced to zero. Although, subject to the uncertainties of MEC’s Chapter 11 process, MID management believed at the Petition Date that the claims of MID Islandi s.f. (the “MID Lender”) were adequately secured and therefore had no reason to believe that the amount of the MEC loan facilities with the MID Lender was impaired upon deconsolidation of MEC, a reduction in the carrying values of the MEC loan facilities (note 3(a)) was required under U.S. GAAP, reflecting the fact that certain of the MEC loan facilities bore interest at a fixed rate of 10.5% per annum, which was not considered to be reflective of the market rate of interest that would have been used had such facilities been established on the Petition Date. The fair value of the loans receivable from MEC was determined at the Petition Date based on the estimated future cash flows of the loans receivable from MEC being discounted to the Petition Date using a discount rate equal to the London Interbank Offered Rate (“LIBOR”) plus 12.0%. The discount rate was equal to the interest rate charged to MEC on the secured non-revolving debtor-in-possession financing facility (the “DIP Loan”) that was implemented as of the Petition Date, and therefore was considered to approximate a reasonable market interest rate for the MEC loan facilities for this purpose. Accordingly, upon deconsolidation of MEC, the Company reduced its carrying values of the MEC loan facilities by $0.5 million (net of derecognizing $1.9 million of unamortized deferred arrangement fees at the Petition Date). As a result, the adjusted aggregate carrying values of the MEC loan facilities at the Petition Date was $2.4 million less than the aggregate face value of the MEC loan facilities. The adjusted carrying values were accreted up to the face value of the MEC loan facilities over the estimated period of time before the loans were expected to be repaid, with such accretion being recognized in “interest and other income from MEC” on the accompanying consolidated statements of income (loss).

(e)                                  Foreign Currency Translation

The assets and liabilities of the Company’s self-sustaining operations having a functional currency other than the U.S. dollar are translated into the Company’s U.S. dollar reporting currency using the exchange rate in effect at the year-end and revenues and expenses are translated at the average rate during the year. Unrealized foreign exchange gains or losses on translation of the Company’s net investment in these operations are recognized as a component of “other comprehensive income (loss)” and are included in the “accumulated other comprehensive income” component of shareholders’ equity.

The appropriate amounts of foreign currency translation adjustments in the “accumulated other comprehensive income” component of shareholders’ equity are released from “other comprehensive income (loss)” and included in the consolidated statements of income (loss) when there is a sale or partial sale of the Company’s investment in the self-sustaining operations having a functional currency other than the U.S. dollar, or upon a complete or substantially complete liquidation of the investment.

Foreign exchange gains and losses on transactions occurring in a currency different from an operation’s functional currency are reflected in income, except for gains and losses on foreign exchange forward contracts subject to hedge accounting in accordance with the Company’s accounting policy for “Financial Instruments” as described below.

(f)                                    Financial Instruments

All financial instruments, including derivative financial instruments, are included on the Company’s consolidated balance sheets and measured either at their fair values or, under certain circumstances, at cost or amortized cost. Unrealized gains and losses resulting from changes in fair values are recognized in the consolidated statements of income (loss).

All of the Company’s consolidated financial assets would be classified as “held for trading”, “held to maturity”, “loans and receivables” or “available for sale” and all of the Company’s consolidated financial liabilities would be classified as “held for trading” or “other financial liabilities”. All of the Company’s consolidated financial instruments are initially measured at fair value, with subsequent measurements dependent on the classification of each financial instrument.

“Held for trading” financial assets, which include “cash and cash equivalents”, are measured at fair value and all gains and losses are included in income in the period in which they arise. “Loans and receivables”, which include certain “other assets”, “note receivable” and “accounts receivable”, are recorded at amortized cost. The Company does not currently have any consolidated financial assets classified as “held to maturity” or “available for sale”.

“Other financial liabilities”, which include “senior unsecured debentures, net”, “long-term debt”, “dividends payable”, “accounts payable and accrued liabilities” and “bank indebtedness”, are recorded at amortized cost. The Company does not have any consolidated financial liabilities classified as “held for trading”.

The Company’s policy for the treatment of financing costs related to the issuance of debt is to present debt instruments on the consolidated balance sheets net of the related financing costs, with the net balance accreting to the face value of the debt over its term.

The Company may utilize derivative financial instruments from time to time in the management of its foreign currency and interest rate exposures. The Company’s policy is not to utilize derivative financial instruments for trading or speculative purposes.

The Company from time to time uses hedge accounting, as described below, to ensure that counterbalancing gains, losses, revenues and expenses, including the effects of counterbalancing changes in cash flows, are recognized in income in the same period or periods. When hedge accounting is not employed, the Company measures and recognizes the fair value of the hedging instrument on the consolidated balance sheets with changes in such fair value being recognized in the consolidated statements of income (loss) in the period in which they occur.

Hedge Accounting

When hedge accounting is employed, the Company first formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking such hedge transactions. This process includes linking derivative financial hedging instruments to forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items and whether the hedging relationship may be expected to remain highly effective in future periods. Any portion of the change in fair value of the hedging instrument that does not offset changes in the fair value of the hedged item (the ineffectiveness of the hedge) is recorded directly in the consolidated statements of income (loss). When it is determined that a hedging relationship is not, or has ceased to be, highly effective, the use of hedge accounting is discontinued on a prospective basis.

Unrecognized gains or losses associated with derivative financial instruments that have been terminated or cease to be effective as a hedging instrument prior to maturity are amortized in the consolidated statements of income (loss) over the remaining term of the original hedge. If the hedged item is sold or settled prior to the termination of the related derivative financial instrument, the entire unrecognized gain or loss, and any subsequent gain or loss on such derivative instrument, is recognized in the consolidated statements of income (loss).

Net cash flows arising from derivative financial instruments used to hedge anticipated foreign currency transactions and interest rate fluctuations are classified in the same manner as the cash flows from the hedged transactions on the consolidated statements of cash flows.

Foreign Exchange Forward Contracts

The Company, on occasion, purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. When hedge accounting is employed, the fair value of the hedging instrument is recognized on the consolidated balance sheets. Foreign exchange translation gains and losses, together with any premium or discount, on derivative financial instruments are recognized in “other comprehensive income (loss)” and included in the “accumulated other comprehensive income” component of shareholders’ equity until the hedged transaction is included in the consolidated statements of income (loss). At that time, the amount previously included in “accumulated other comprehensive income” is released from “other comprehensive income (loss)” and included in the consolidated statements of income (loss).

Interest Rate Swaps

MEC occasionally utilized interest rate swap contracts to hedge exposure to interest rate fluctuations on its variable rate debt. These swap contracts were accounted for using hedge accounting, with the fair value of the hedging instrument being recognized on the consolidated balance sheets as an asset or liability with the offset being recognized, net of related income taxes and the noncontrolling interest impact, in “accumulated other comprehensive income”. To the extent that changes in the fair value of the hedging instrument offset changes in the fair value of the hedged item, they were recorded, net of related income taxes and the noncontrolling interest impact, in “other comprehensive income (loss)” and “accumulated other comprehensive income”.

(g)                                 Cash and Cash Equivalents

Cash and cash equivalents include cash on account, demand deposits and short-term investments with maturities of less than three months at the date of acquisition.

(h)                                 Loans Receivable from MEC

Prior to the settlement of loans receivable from MEC on April 30, 2010, such amounts were stated at cost net of any deferred arrangement fees and valuation allowance. Deferred arrangement fees were amortized over the term of the related loans.

Loans receivable from MEC were considered impaired when, based on information and events, it was possible that the Company would not collect all amounts due according to the contractual terms of the loan agreements. If the Company determined that the loans were impaired, a valuation allowance was established equal to the difference between the carrying amounts of the loans receivable and estimated recoverable value. Estimated recoverable value was based on the present value of the expected future cash flows discounted at the loans’ effective interest rate or the fair value of the collateral. The present value of the expected future cash flows was accreted to its recoverable value, with the passage of time, and recognized as interest income from MEC in the consolidated statements of income (loss). Changes in the fair value of the collateral, if any, were reported as either an increase or decrease to the impairment provision relating to loans receivable from MEC on the consolidated statements of income (loss).

The valuation allowance was maintained at a level believed adequate by management to absorb estimated probable credit losses. Management’s periodic evaluation of the adequacy of the valuation allowance was based on MEC’s ability to pay, the estimated value of the underlying collateral and other relevant factors. Accounting estimates related to impairment provisions for loans receivable from MEC were subject to significant measurement uncertainty and were susceptible to change as such estimates required management to make forward-looking assumptions regarding the timing and amount of future cash flows expected to be received or the fair value of the collateral related to the loans receivable from MEC.

The Company did not accrue interest income on the loans receivable from MEC once it was determined that the loans were impaired.

(i)                                    Real Estate Properties

In all cases below, “cost” represents acquisition and development costs, including direct construction costs, capitalized interest and indirect costs wholly attributable to development.

Revenue-producing Properties

Revenue-producing properties are stated at cost less accumulated depreciation, reduced for impairment losses where appropriate.

Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

Depreciation is provided on a straight-line basis over the estimated useful lives of buildings (including buildings under capital leases), which typically range from 20 to 40 years.

Development Properties

The Company’s development properties are stated at cost, reduced for impairment losses when appropriate. Properties under development are classified as such until the property is substantially completed and available for occupancy. Depreciation is not recorded for development properties.

Properties Held for Sale

Properties held for sale are carried at the lower of (i) cost less accumulated depreciation and (ii) net realizable value. Depreciation ceases once a property is classified as held for sale.

(j)                                    Fixed Assets

Fixed assets are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the fixed assets, which typically range from 3 to 5 years for computer hardware and software and 5 to 7 years for other furniture and fixtures.

Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

(k)                                Impairment of Long-lived Assets

For long-lived assets (including real estate properties and fixed assets) not held for sale, the Company assesses at least annually whether there are indicators of impairment. If such indicators are present, the Company completes a net recoverable amount analysis for the long-lived assets by determining whether the carrying value of such assets can be recovered through projected undiscounted cash flows. If the sum of expected future cash flows, undiscounted and without interest charges, is less than net book value, the excess of the net book value over the estimated fair value, based on discounted projected future cash flows and, if appropriate, appraisals, is charged to operations in the period in which such impairment is determined by management.

When long-lived assets are classified by the Company as held for sale or discontinued operations, the carrying value is reduced, if necessary, to the estimated net realizable value. “Net realizable value” is determined based on discounted projected net cash flows of the assets and, if appropriate, appraisals and/or estimated net sales proceeds from pending offers.

Accounting estimates related to long-lived assets are subject to significant measurement uncertainty and are susceptible to changes as such estimates require management to make forward-looking assumptions regarding cash flows and business operations.

(l)                                    Deferred Financing Costs

The costs of issuing long-term debt are capitalized and amortized over the term of the related debt.

(m)                              Revenue Recognition

Where the Company has retained substantially all the benefits and risks of ownership of its rental properties, leases with its tenants are accounted for as operating leases. Where substantially all the benefits and risks of ownership of the Company’s rental properties have been transferred to its tenants, the Company’s leases are accounted for as direct financing leases. For leases involving land and buildings, if the fair value of the land exceeds 25% of the consolidated fair value of the land and building at the inception of the lease, the Company evaluates the land and building separately in determining the appropriate lease treatment. In such circumstances, the land lease is typically accounted for as an operating lease, and the building is accounted for as either an operating lease or a direct financing lease, as appropriate.

The Real Estate Business’ leases (the “Leases”) are net leases under which the lessee is responsible for the direct payment of all operating costs related to the properties, including property taxes, insurance, utilities and routine repairs and maintenance. Revenues and operating expenses do not include any amounts related to operating costs paid directly by the lessees.

The Leases may provide for either scheduled fixed rent increases or periodic rent increases based on increases in a local price index. Where periodic rent increases depend on increases in a local price index, such rent increases are accounted for as contingent rentals and recognized in income in applicable future years. Where scheduled fixed rent increases exist in operating leases, the total scheduled fixed lease payments of the lease are recognized in income evenly on a straight-line basis over the term of the lease. The amount by which the straight-line rental revenue differs from the rents collected in accordance with the lease agreements is recognized in “deferred rent receivable”.

(n)                                 Stock-Based Compensation Plans

Compensation expense for stock option grants is based on the fair value of the options at the grant date and is recognized over the period from the grant date to the date the award is vested and its exercisability does not depend on continued service by the option holder. Compensation expense is recognized as general and administrative expenses, with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced as options are exercised and the amount initially recorded for the options in contributed surplus is credited to Common Shares, along with the proceeds received on exercise. In the event that options are forfeited or cancelled prior to having vested, any previously recognized expense is reversed in the period of forfeiture or cancellation.

The Company’s restricted share unit plan is measured at fair value at the date of grant and amortized to compensation expense from the effective date of the grant to the final vesting date. Compensation expense is recognized in general and administrative expenses with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced and credited to Common Shares as restricted share units are released under the plan.

Compensation expense and a corresponding liability are recognized for deferred share units (“DSUs”) based on the market value of the underlying shares. During the period in which the DSUs are outstanding, the liability is adjusted for changes in the market value of the underlying stock, with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur.

The stock-based compensation plans are described in note 14.

(o)                                  Income Taxes

The Company uses the liability method of tax allocation for accounting for income taxes. Under the liability method of tax allocation, future tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to the extent that it is more likely than not that future tax assets will not be realized. Management’s estimates used in establishing the Company’s tax provision are subject to uncertainty. Actual results may be materially different from such estimates.

(p)                                  Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Management believes that the estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from those estimates.

(q)                                  Revenue Recognition — Racing & Gaming Business

Racing revenues included pari-mutuel wagering revenues, gaming revenues and non-wagering revenues. Pari-mutuel wagering revenues associated with horseracing were recorded on a daily basis. Pari-mutuel wagering revenues were recognized gross of purses, stakes and awards and pari-mutuel wagering taxes. The costs relating to these amounts are included in “purses, awards and other” in discontinued operations (note 20).

Gaming revenues represented the net win earned on slot wagers. Net win is the difference between wagers placed and winning payouts to patrons, and was recorded at the time wagers were made. The costs associated with gaming revenues represented statutory required amounts distributed to the state as tax and to the horsemen to supplement purses and are included in “purses, awards and other” in discontinued operations (note 20).

Non-wagering revenues included totalisator equipment sales and service revenues from AmTote earned in the provision of totalisator services to racetracks, food and beverage sales, program sales, admissions, parking, sponsorship, rental fees and other revenues. Revenues derived principally from totalisator equipment sales were recognized upon shipment or acceptance of the equipment by the customer depending on the terms of the underlying contracts. Revenues generated from service contracts in the provision of totalisator services were recognized when earned based on the terms of the service contract. Revenues from food and beverage sales and program sales were recorded at the time of sale. Revenues from admissions and parking were recorded on a daily basis, except for seasonal amounts which were recorded rateably over the racing season. Revenues from sponsorship and rental fees were recorded rateably over the terms of the respective agreements or when the related event occurred.

(r)                                  Goodwill and Other Intangible Assets

Intangible assets of the Racing & Gaming Business were classified into three categories: (i) intangible assets with definite lives subject to amortization; (ii) intangible assets with indefinite lives not subject to amortization; and (iii) goodwill. Intangible assets with definite lives consisted of customer contracts and software technology and were amortized on a straight-line basis over the period of expected benefit ranging from three to eight years. An impairment review was conducted when there were indicators of impairment using the net recoverable amount analysis disclosed above. Intangible assets with indefinite lives consisted of a trademark. The trademark was not amortized but was evaluated for impairment by comparing the carrying amount to the estimated fair value using the “relief from royalty valuation” methodology. This approach involved estimating reasonable royalty rates for the trademark and applying royalty rates to a net revenue stream and then discounting the resulting cash flows to determine the fair value. If the fair value was less than the carrying value of the trademark, an impairment charge was recorded. Goodwill represented the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Goodwill was evaluated for impairment on an annual basis or when impairment indicators were present. Goodwill impairment was assessed based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeded its fair value, the reporting unit’s goodwill was compared with its fair value to measure the amount of the impairment loss, if any. The fair value of goodwill was determined using estimated discounted future cash flows of the reporting unit.

(s)                                  Player Slot Rewards

Slot patrons that registered in the player reward program at the gaming facility at Gulfstream Park received a player card that tracked play and rewards points based on levels of slot play. The points could be redeemed for free plays, complimentary food and beverage and select merchandise at the respective racetrack. On a daily basis, a liability was recorded based on the points earned times the expected redemption rate, which was determined using redemption experience with a corresponding expense in “purses, awards and other” in discontinued operations (note 20). The redemption value was based on the actual average cost of complimentary food and beverage and select merchandise and free plays. Revenues did not include the retail amount of food, beverage and other items provided free of charge to customers.

(t)                                    Employee Benefit Plans

The cost of providing benefits through defined benefit pension plans for the Racing & Gaming Business was actuarially determined and recognized in income using the projected benefit method prorated on service and management’s best estimate of expected plan investment performance, salary escalation and retirement ages of employees. Differences arising from plan amendments, changes in assumptions and experience gains and losses were recognized in income over the expected average remaining service life of employees.

(u)                                 Interests in Joint Ventures

The Racing & Gaming Business’ interests in joint ventures for which it had the ability to exercise significant influence over operating and financial policies were accounted for using the equity method.

(v)                                   Self-insurance

The Racing & Gaming Business self-insured for employee medical and dental coverage up to $250 per incident. Self-insurance reserves included known claims and estimates of incurred but not reported claims based on past claim experience. The Racing & Gaming Business also maintained stop-loss insurance coverage for medical claims that exceeded $250 per incident.

(w)                                Advertising

Costs incurred for producing advertising associated with horseracing and slot operations were generally expensed when the advertising program commenced. Costs incurred with respect to promotions for specific live race days were expensed on the applicable race day.

(x)                                  Seasonality

The Racing & Gaming Business was seasonal in nature and racing revenues and operating results for any quarter were not indicative of the racing revenues and operating results for the year. The racing operations historically operated at a loss in the second half of the year, with the third quarter typically generating the largest operating loss. This seasonality resulted in large quarterly fluctuations in revenues, operating results and cash flows.

(y)                                  Accounting Changes

Multiple-Deliverable Revenue Arrangements

In September 2009, the Financial Accounting Standards Board (“FASB”) amended Accounting Standards Codification (“ASC”) 605, “Revenue Recognition: Multiple-Deliverable Revenue Arrangements”. ASC 605 has been amended: (1) to provide updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated and the consideration allocated; (2) to require an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have third party evidence of selling price; and (3) to eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method. The amendments are effective for fiscal years beginning on or after June 30, 2010 and adoption may be either prospective or retrospective. The adoption of ASC 605, effective January 1, 2011, did not have any impact on the Company’s consolidated financial statements.

Stock-Based Compensation

In April 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-13, “Compensation — Stock Compensation: Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. ASU 2010-13 provides guidance on the classification of a share-based payment award as either equity or a liability. A share-based payment that contains a condition that is not a market, performance or service condition is required to be classified as a liability. ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010. The adoption of ASU 2010-13, effective January 1, 2011, did not have any impact on the Company’s consolidated financial statements.

Fair Value Measurement

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The amendments are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. The Company is evaluating the potential impact on the consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders’ equity, and requires the presentation of components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 is effective, on a retrospective basis, for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of this standard to have a significant impact on its consolidated financial statements.